Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Jul. 31, 2019	Oct. 31, 2018
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 55	$ 52
Asset-backed securities designated at FVTPL	316	132
Deposits designated at FVTPL	9,621	7,517
Derivative instruments	493	350
Other liabilities designated at FVTPL	9	17
other financial liabilities	$ 107	$ 95